UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5902

                         The First Philippine Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               575 Madison Avenue
                                    8th Floor
                               New York, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Joaquin G. Hofilena
                               575 Madison Avenue
                                    8th Floor
                               New York, NY 10022
                     --------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including areacode: 212-605-0486

                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


July 30, 2003                                                  Dear Shareholder:


    For the past fourteen years, we have published reports on The First Philippine Fund Inc. (the "Fund"). With the liquidation of the Fund, it is with mixed emotions that we write this last report. The Fund has lived through a most colorful period in Philippine history with major coup attempts, earthquakes, typhoons, volcanoes, four Philippine presidents, the 1997 Asian financial crisis, and the world's economic slowdown. The past four years have been tough ones for investors, with world markets down significantly. Despite these volatile events and dramatic market swings over the past fourteen years, the Fund paid out $66 million in dividends and outperformed its benchmark, the Philippine Composite Index, since the Fund's inception through June 30, 2003.

    In a special shareholder meeting on June 11, 2003, the Fund's shareholders approved the proposal to liquidate and dissolve the Fund. The Fund's Board of Directors recommended this liquidation proposal in March. It concluded that, given the Fund's small size, its high expense ratio, the poor liquidity and trading volume on the Philippine stock market, a weaker Philippine peso from year ago levels, and numerous uncertainties domestically and globally that unfavorably affected short-term investor sentiment on the Philippines, the Fund's liquidation was in the best interest of shareholders. On June 11, 2003, 50.69% of the Fund's total outstanding shares were voted in favor of liquidation. A simple majority carried the vote as 55.59% of total shares were voted earlier to approve an amendment to the Fund's Articles of Incorporation providing for the approval of liquidation by a majority of the outstanding shares of the Fund.

    The Fund's shares were de-listed from the New York Stock Exchange on June 18, 2003. Since then, the Fund's portfolio has been fully liquidated.

    On June 30, 2003, the Fund's audited net asset value ("NAV") per share stood at $2.67. (This figure does not include the deduction of anticipated liquidation expenses incurred after June 30, 2003.) Total net assets were just over $26.0 million. Over the Fund's 2003 fiscal year, the Fund's NAV depreciated by 16.56%. Over the first half of 2003, the Fund's NAV performance was flat. The Fund's share price closed at $2.60 on June 18, 2003, the last trading day of the Fund's shares. From June 30, 2002 to June 18, 2003, the Fund's share price declined by 8.45%. However, for the calendar year through June 18, 2003, the Fund's share price appreciated by 16.07%. The Fund's shares traded at a 1.72% discount to NAV on its last trading day.

    The Fund made its first distribution to shareholders on July 29, 2003 in the amount of $2.52 per share or a total of $24,526,152. This amount represents nearly 95% of the Fund's current net assets. The amount and date of a second distribution has not been determined and will depend in part on the developments in Walter S. Baer vs. The First Philippine Fund Inc. (Index No. 2002-122369), a purported class action lawsuit filed against the Fund in New York state court. The Fund believes the lawsuit is without merit and has continued to contest it. The Fund has made a motion to dismiss the lawsuit. In a court hearing on July 7, 2003, the court indicated that such motion to dismiss would be granted. The Fund is awaiting the court's written decision.

    While the Fund will no longer exist, we continue to have belief and confidence in the long-term prospects for the Philippine economy. To the courage, determination and strength of purpose exhibited by its People Power movements in 1986 and 2001, the country must now add the unity that will translate self-interest into cohesion, consensus and the common good. This means sustainable economic growth and a sense of nationhood that results in the confident pursuit of national interests in a global context.

    On behalf of the Fund's Board of Directors, we thank you for your interest in the Philippines and support of The First Philippine Fund. Mabuhay!

Sincerely yours,

/S/SIGNATURE

Director, President & CEO

The First Philippine Fund Inc.
SCHEDULE OF INVESTMENTS
June 30, 2003

                                         Number of Shares             Value
------------------------------------------------------------------------------
PHILIPPINE SECURITIES (2.6%)
------------------------------------------------------------------------------
COMMON STOCK (2.6%)
Food and Beverage (0.0%)
   FWBC Holdings (b)(c)                      2,599,545             $         0
                                                                             0
------------------------------------------------------------------------------
Telecommunications (2.6%)
   Globe Telecommunications, Inc.               51,000                 576,492
                                                                       576,492
------------------------------------------------------------------------------
TOTAL COMMON STOCK
     (Cost $386,457)                           576,492
------------------------------------------------------------------------------
UNITED STATES SECURITIES (97.4%)
------------------------------------------------------------------------------
CALL ACCOUNT (97.4%)
   JPM Chase Overnight Deposit              21,751,941              21,751,941
------------------------------------------------------------------------------
TOTAL UNITED STATES SECURITIES
     (Cost $21,751,941)                                             21,751,941
------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)(d)
     (Cost $22,138,398) (a)                                        $22,328,433
                                                                   ===========

(a) Aggregate cost for Federal income tax purposes is $22,138,398.
    Aggregate gross unrealized appreciation for all securities is as follows:
            Excess of market value over tax cost                      $ 190,035
(b) At fair value as determined by the Board of Directors.            =========
(c) Non-income producing security.
(d) Total Investments does not include Foreign Currency holdings with a value of $3,923,505 and a cost of $3,909,591.




                 See Accompanying Notes to Financial Statements


The First Philippine Fund Inc.

STATEMENT OF ASSETS AND LIABILITIES                                                         June 30, 2003
---------------------------------------------------------------------------------------------------------
ASSETS
Investments at value (Cost $22,138,398) .......................................             $  22,328,433
Foreign Currency value (Cost $3,909,591) ......................................                 3,923,505
Interest receivable ...........................................................                       325
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS ..................................................................                26,252,263
---------------------------------------------------------------------------------------------------------
LIABILITIES
Advisory fee payable ..........................................................                    31,162
Accrued expenses payable ......................................................                   191,729
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES .............................................................                   222,891
---------------------------------------------------------------------------------------------------------
NET ASSETS
   (applicable to 9,732,600 common shares outstanding) ........................             $  26,029,372
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
   ($26,029,372/9,732,600) ....................................................             $        2.67*
---------------------------------------------------------------------------------------------------------
Net Assets consist of:
   Capital Stock Issued .......................................................             $     112,250
   Paid-in Capital ............................................................               118,365,500
   Cost of 1,492,400 shares held in treasury ..................................                (4,368,658)
   Accumulated net investment loss ............................................                  (229,455)
   Accumulated net realized loss on investments ...............................               (88,054,214)
   Net unrealized appreciation on investments and foreign currency holdings....                   203,949
---------------------------------------------------------------------------------------------------------
NET ASSETS ....................................................................             $  26,029,372
---------------------------------------------------------------------------------------------------------


                                                                                                 For the
                                                                                              Year Ended
STATEMENT OF OPERATIONS                                                                    June 30, 2003
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of taxes $113,817) ..........................................             $    353,201
   Interest (net of taxes $1,850) .............................................                  115,899
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME .......................................................                  469,100
---------------------------------------------------------------------------------------------------------
EXPENSES
   Investment advisory fee ....................................................                  277,122
   Legal fee ..................................................................                  348,875
   Trustee fee ................................................................                  150,000
   Administration fee .........................................................                  124,800
   Custodian fee ..............................................................                   88,707
   Directors fee ..............................................................                   45,432
   Printing ...................................................................                   31,190
   NYSE Listing fee ...........................................................                   26,914
   Audit fee ..................................................................                   17,000
   Insurance ..................................................................                   16,440
   Transfer agent fee .........................................................                    6,949
   Miscellaneous ..............................................................                  132,664
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES ................................................................                1,266,093
---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS ...........................................................                 (796,993)
---------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments, foreign currency holdings and other assets and liabilities denominated in foreign currencies:
   Net realized loss on:
     Security transactions ....................................................              (37,643,465)
     Foreign currency transactions ............................................                 (234,701)
   Net change in unrealized appreciation:
     Investments ..............................................................               33,229,567
---------------------------------------------------------------------------------------------------------
   Net realized and unrealized losses on investments, foreign currency holdings
     and other assets and liabilities denominated in foreign currency .........               (4,648,599)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................             $ (5,445,592)
---------------------------------------------------------------------------------------------------------

* This figure does not include the deduction of anticipated liquidation expenses incurred after June 30, 2003.




                 See Accompanying Notes to Financial Statements

The First Philippine Fund Inc.

                                                                              For the                   For the
                                                                           Year Ended                Year Ended
STATEMENT OF CHANGES IN NET ASSETS                                      June 30, 2003             June 30, 2002
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
  Operations:
  Net investment loss .....................................             $   (796,993)             $   (514,599)
  Net realized loss on security transactions ..............              (37,643,465)               (2,512,427)
  Net realized gain (loss) on foreign currency transactions                 (234,701)                    3,745
  Net change in unrealized appreciation (depreciation)
     on investments, foreign currency holdings and other
     assets and liabilities denominated in foreign currency               33,229,567                (3,750,236)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ......               (5,445,592)               (6,773,517)
---------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Shares repurchased ......................................               (1,147,823)               (2,930,465)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets ..............................               (6,593,415)               (9,703,982)
---------------------------------------------------------------------------------------------------------------
Net assets
  Beginning of year .......................................               32,622,787                42,326,769
---------------------------------------------------------------------------------------------------------------
  End of year (including accumulated net investment loss of
     $(229,455) and $0 respectively) ......................             $ 26,029,372              $ 32,622,787
---------------------------------------------------------------------------------------------------------------





                 See Accompanying Notes to Financial Statements

The First Philippine Fund Inc.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each year)

                                                                                        For the Year Ended June 30,
                                                                     -------------------------------------------------------------
                                                                        2003         2002        2001          2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ............................      $  3.20      $  3.80     $  5.24        $  9.73     $   6.51
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss ........................................        (0.08)       (0.05)      (0.03)         (0.06)       (0.07)
   Net realized and unrealized gains (losses) on investments, foreign currency holdings and other assets and liabilities
     denominated in foreign currencies ........................        (0.57)       (0.65)      (1.56)         (4.43)        3.29
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations ............        (0.65)       (0.70)      (1.59)         (4.49)        3.22
----------------------------------------------------------------------------------------------------------------------------------
SHARES REPURCHASED
   Effect of shares repurchased ...............................         0.12         0.10        0.15             --           --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net asset value .....................        (0.53)       (0.60)      (1.44)         (4.49)        3.22
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ..................................      $  2.67**    $  3.20     $  3.80        $  5.24     $   9.73
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF PERIOD .........................      $ 2.60 (1)   $   2.8     $  3.19        $  4.06     $   8.63
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
   Based on market value* .....................................        (8.45)%     (10.97)     (21.43)%       (52.90)%      50.00%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..........................      $26,029      $32,623     $42,327        $58,799     $109,256
Ratios to average net assets:
     Operating expenses .......................................         4.57%        3.00%       2.38%          1.88%        2.07%
     Net investment loss ......................................        (2.88)%      (1.41)%     (0.71)%        (0.86)%      (1.02)%
Portfolio turnover ............................................         3.22%        3.04%      34.71%         14.37%       16.26%
----------------------------------------------------------------------------------------------------------------------------------


 * Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges and brokerage commissions.
 ** This figure does not include the deduction of anticipated liquidation expenses incurred after June 30, 2003.
  1 The shares of The First Philippine
    Fund Inc. were delisted from the New York Stock Exchange effective June 18, 2003.




                 See Accompanying Notes to Financial Statements

Notes to Financial Statements -- June 30, 2003
--------------------------------------------------------------------------------

A. Summary of Significant Accounting Policies
     The First Philippine Fund Inc. (the "Fund") was incorporated in the State of Maryland on September 11, 1989. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     1. Portfolio Valuation: Investments are stated at value in the accompanying financial statements. All equity securities for which market quotations are readily available are valued at the last sales price or lacking any recent sales, at the mean between the current bid and asked prices. Securities that are traded over-the-counter are valued at the mean between the current bid and asked prices. Securities for which market values are not readily available are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost.

     2. Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued as earned; dividend income is recorded on the ex-dividend date. Dividends and interest income are subject to withholding tax at various rates not exceeding 25% and such tax is recorded at the time when the related income is recorded.

     3. Tax Status: No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. For the year ended June 30, 2003, no U.S. Federal income or excise tax provision was required. The Fund has a capital loss carry forward in the amount of $50,985,563, of which $466,990, $7,894,664, $8,691,344, $26,411,868,
         $4,729,763 and $ 2,790,934 are available as a reduction of future net capital gains distributed and expire in the years ended 2005, 2007, 2008, 2009, 2010 and 2011 respectively. It is unlikely the Fund will realize these benefits before they expire. Fund liquidation will result in a loss of this benefit. Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund after October 31, 2002 incurred and will elect to defer net capital losses of $37,068,651 during the year ended June 30, 2003.

         The tax character of net assets at June 30, 2003 was the same as the book character.

     4. Foreign Currency: The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities and other assets and liabilities at the Philippine peso exchange rate per the Philippine Dealing System at the valuation date; and
        (II) purchases and sales of investment securities, income and expense at the Philippine peso rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are realized upon ultimate receipt or disbursement.

         The Fund does not generally isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

--------------------------------------------------------------------------------

         The change in unrealized appreciation/depreciation of foreign currency holdings and other assets and liabilities denominated in foreign currencies represents the change in the value of the foreign currencies and other assets and liabilities arising as a result of changes in foreign exchange rates.

         Foreign security and currency transactions may involve certain conditions and risks not typically associated with those of domestic origin as a result of, among other factors, the level of government supervision and regulation of foreign securities markets and the possibilities of political or economic instability.

5. Distribution of Income and Gains: The Fund intends to distribute to shareholders, at least annually, substantially all of its net investment income and expects to distribute annually any net capital gains in excess of net capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% Federal excise tax.

         The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

         As of June 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to foreign currency losses and net operating loss. During the year ended June 30, 2003, the Fund decreased accumulated net investment loss by $802,239 with an offsetting decrease to paid-in-capital of $802,239. The Fund also increased accumulated net investment loss by $234,701 with an offsetting decrease to accumulated net realized loss on investments of $234,701. Net assets were not affected by these changes.

     6. Repurchase Agreements: The Fund may enter into repurchase agreements with respect to dollar-denominated debt securities of United States issuers. The Fund's custodian takes possession of collateral pledged for investment in the repurchase agreements. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults, the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

B. Management and Investment Advisory Services

     The Fund has entered into an Investment Advisory Agreement for portfolio management services with Clemente Capital, Inc. (the "Investment Adviser") and a Trust Agreement with Philippine National Bank (the "Trustee") for certain services relating to the Philippine Trust. The Investment Advisory Agreement is approved on an annual basis and provides for the Investment Adviser to receive a fee computed weekly and payable monthly at the annual rate of 1% of the Fund's average weekly net assets. For the year ended June 30, 2003, the Investment Adviser earned $277,122 from the Fund, of which $31,162 was payable to the Investment Adviser at June 30, 2003.

     PNB Investments Limited (the "Philippine Adviser"), a wholly-owned subsidiary of the Trustee, provides the Investment Adviser with investment advice, research and assistance pursuant to a Research Agreement with the Investment Adviser. For its services, the Philippine Adviser receives from the Investment Adviser a fee at an annual rate of 0.35% of the Fund's average weekly net assets. For the year ended June 30, 2003, the Investment Adviser paid $92,283 to the Philippine Adviser.

     Substantially all of the Fund's assets are invested through and held in the Philippine Trust. Under the Trust Agreement, the Trustee receives a monthly fee at the annual rate of 0.15% of the Fund's average weekly net assets held in the Philippine Trust, subject to a minimum fee of $150,000 for administration of the Philippine Trust. The Trust Agreement remains in effect for the life of the Fund unless terminated in accordance with its terms. For the year ended June 30, 2003, the Trustee earned fees of $150,000, of which $37,397 was payable to the Trustee at June 30, 2003.

--------------------------------------------------------------------------------

     PFPC Inc. (the "Administrator") provides administrative and accounting assistance to the Fund. Under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate of 0.10% of the Fund's average weekly net assets, subject to a minimum annual fee of $124,800. For the year ended June 30, 2003, the Administrator earned fees of $124,800, of which $20,516 was payable to the Administrator at June 30, 2003.

     The Fund pays each of its Directors who is not a director, officer or employee of the Investment Adviser, the Philippine Adviser or the Trustee an annual fee of $8,000 plus $750 for each meeting of the Board or of a committee of the Board attended in person plus certain out-of-pocket expenses. Directors' fees payable at June 30, 2003 were $5,000, which were included in accrued expenses.

C. Capital Stock

     The authorized capital stock of the Fund is 25,000,000 shares of common stock $.01 par value. Of the 9,732,600 shares outstanding at June 30, 2003, the Investment Adviser owned 6,000 shares.

D. Share Repurchase Program

     On May 4, 2001, the Fund commenced a share repurchase program for the purpose of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. From that date through June 30, 2003, the Fund repurchased 1,492,400 shares or 13.30% of its Common Stock at an average price per share of $2.80 and an average discount of 10.85% from net asset value per share. For the year ended June 30, 2003, the Fund repurchased 455,700 shares or 4.06% of its Common Stock at an average price per share of $2.45 and an average discount of 11.77% from net asset value per share.

E. Portfolio Activity

     Purchases and sales of securities, other than short-term obligations, aggregated $724,546 and $27,187,134, respectively, for the year ended June 30, 2003.

F. Other

     The Fund has obtained the approval of the Central Bank for the registration and conversion into pesos of all proceeds of the Fund to be invested in the Philippine securities markets, which ensures repatriation of such investment and the remittance of profits and dividends accruing thereon. Notwithstanding the foregoing, the right of the Fund to repatriate its investments in Philippine securities and to receive profits, capital gains and dividends in foreign exchange is subject to the power of the Central Bank, with the approval of the President of the Philippines, to restrict the availability of foreign exchange in the imminence of or during an exchange crisis or in times of national emergency.

     There are nationality restrictions on the ownership of certain equity securities of Philippine companies. Based on confirmations which the Fund received from Philippine governmental authorities, the Fund believes that it is permitted to make certain investments through the Philippine Trust that are otherwise available only to Philippine nationals.

     At June 30, 2003, 2.2% of the net assets of the Fund was invested in Philippine securities. Future economic and political developments in that country could adversely affect the liquidity and/or value of the Philippine securities in which the Fund is invested.

G. Subsequent Event

     At the June 11, 2003 shareholder meeting, shareholders voted in favor of a Plan of Liquidation of the Fund. The Fund will be liquidated at net asset value. The first distribution, in the amount of $2.52 per share, or approximately 95% of net assets, was made on July 29, 2003.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The First Philippine Fund Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The First Philippine Fund Inc. (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and trustee, provide a reasonable basis for our opinion.

     As explained in Note G, the Fund's shareholders voted on June 11, 2003 in favor of a plan of liquidation of the Fund.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
August 26, 2003

REPORT OF THE FUND'S SPECIAL SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

     The Fund held a special meeting on June 11, 2003. At the meeting, the shareholders voted to amend the Articles of Incorporation to allow a simple majority vote to approve liquidation and further voted to liquidate the Fund at net asset value. The results of the voting were as follows:

                                                                  Abstentions
                                                                   and Broker
                                      For            Against       Non-Votes
-----------------------------------------------------------------------------
Amend Articles of Incorporation    5,410,911          559,615        95,295
Approve Liquidation of Fund        4,934,347        1,106,003        25,471

The First Philippine Fund Inc.
FUND MANAGEMENT SUMMARY

DIRECTORS AND OFFICERS

                                                                                                                 Number of
                                 Term of                                                                        Portfolios
                                 Office*                       Principal Occupation(s)                            in Fund
Name, (Age), Address and       and Length                 During Past 5 Years Overseen by                         Complex
Position(s) with Company     of Time Served                And Other Directorships Held                           Director
------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
Roberto de Ocampo1 (57)          Class III     President, Asian Institute of Management, since September             1
Director                         2005          1999; Chairman, Philand Group of Companies, since June
   6760 SGV Building             Since 1998    1999; Chairman, Prime East Properties, Inc., since June 1999;
   Ayala Avenue                                Secretary of Finance, Republic of the Philippines, 1993 to
   Makati City,                                January 1998; Director ABS-CBN Broadcasting Corp., Alaska
   Metro Manila, Philippines                   Milk Corp., and PSi Technologies (a semiconductor
                                               corporation).
------------------------------------------------------------------------------------------------------------------------------
John Anthony B. Espiritu (40)    Class II      Managing Director of SynEx Management Advisors, Inc.,                 1
Director                         2004          Manila, Philippines, since March 2001; Chairman and
   Ritz Tower                    Since 1998    President of EBECOM Holdings Co., Inc., Makati City,
   Makati City                                 Metro Manila, Philippines since May 1995; President and
   Metro Manila, Philippines                   Chief Executive Officer of Westmont Bank, Manila,
                                               Philippines from July 1998 to December 1999 and other
                                               offices since 1994; President of Philippine Racing
                                               Club, Inc.,
                                               Manila, Philippines from June 1998 to February 2001;
                                               Chairman/Executive Director, Western State Bank, Duarte,
                                               California since May 1992.
------------------------------------------------------------------------------------------------------------------------------
Joseph A. O'Hare, S.J. (72)      Class III     President of Fordham University from 1984 to June 2003;                1
Director                         2005          Chairman, New York City Campaign Finance Board since
   Fordham University            Since 1989    1988 (re-appointed in 1994 and 1999).
   Bronx, NY 10458
------------------------------------------------------------------------------------------------------------------------------
Stephen J. Solarz (62)           Class I       Member, United States House of Representatives from 1975               1
Director                         2003          to 1992; President, Solarz Associates (an international con-
   1120 Bellview Road            Since 1994    sulting firm) since 1992; Senior Counselor, Apco Associates
   McLean, VA 22102                            (a public affairs company) since 1995; Director of
                                               Global Santa Fe (an oil drilling company) and Samsonite
                                               Corp. (a luggage manufacturer).
------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
Florencia Gozon Tarriela (53)2   Class I       Undersecretary of Finance and Alternate Member of the                  1
Director                         2003          Monetary Board, Bangko Sentral ng Pilipinas from 2000 to
   PNB Financial Center          Since 2002    January 2001; various positions culminating in Vice
   Pres. Diosdado                              President and Deputy Country Corporate Officer of
   Macapagal Blvd.                             Citibank, N.A. in the Philippines from 1972 to 2000;
   Pasay City, Philippines                     Director, Philippine National Bank since 2002.
------------------------------------------------------------------------------------------------------------------------------

The First Philippine Fund Inc.
FUND MANAGEMENT SUMMARY (cont'd)

DIRECTORS AND OFFICERS

                                                                                                                     Number of
                                     Term of                                                                        Portfolios
                                     Office*                       Principal Occupation(s)                            in Fund
Name, (Age), Address and            and Length                 During Past 5 Years Overseen by                         Complex
Position(s) with Company         of Time Served                And Other Directorships Held                           Director
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS (continued)
Lilia C. Clemente1,2 (62)          Class III        Chairman and Chief Executive Officer of Clemente                 1
Director, President and Chief      2005             Capital, Inc. since 1986; Director of Clemente Capital, Inc.
Executive Officer                  Since 1989
   Clemente Capital, Inc.
   575 Madison Avenue
   New York, NY 10022
--------------------------------------------------------------------------------------------------------------------------------
Leopoldo M. Clemente, Jr.1,2 (65)  Class II         President and Chief Investment Officer of Clemente Capital,      1
Director, Executive Vice           2004             Inc. since 1987; President of Clemente Strategic Value Fund,
President and Managing             Since 1989       Inc. from 1987 to 2001 and Cornerstone Strategic Return
Director                                            Fund, Inc. from April 2000 to April 2001; Director of
   Clemente Capital, Inc.                           Clemente Capital, Inc.
   575 Madison Avenue
   New York, NY 10022
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Santiago S. Cua, Jr. (50)          Since 1998       Senior Executive Vice President of Philippine National Bank    N/A
Executive Vice President and                        since July 1998; Senior Executive Vice President, Westmont
Managing Director                                   Bank, Manila, Philippines from June 1994 to July 1998.
   Philippine National Bank
   Pres. Diosdado Macapagal Blvd.
   Metro Manila, Philippines
--------------------------------------------------------------------------------------------------------------------------------
Joaquin G. Hofilena (36)           Since 1996       Portfolio Manager and Investment Analyst of Clemente           N/A
Vice President and Treasurer                        Capital, Inc. since April 1996.
   Clemente Capital, Inc.
   575 Madison Avenue
   New York, NY 10022
--------------------------------------------------------------------------------------------------------------------------------
Imelda Singzon (52)                Since 1998       Senior Vice President of Philippine National Bank since        N/A
Vice President                                      August 1994.
   PNB Investments Limited
   Pres. Diosdado Macapagal Blvd.
   Metro Manila, Philippines
--------------------------------------------------------------------------------------------------------------------------------

* Board members are elected at the annual shareholder meeting and serve three-year staggered terms; Class I expiring in 2003, Class II in 2004 and Class III in 2005.
1  Lilia C. Clemente and Leopoldo M. Clemente, Jr. are wife and husband. Lilia
   C. Clemente and Roberto de Ocampo are first cousins.
2 Mr. and Mrs. Clemente and Ms. Tarriela are deemed to be interested persons because: (a) of their affiliation with the Fund's investment adviser, Clemente Capital, Inc., the Fund's Philippine adviser, PNB Investments Limited or Philippine National Bank; (b) they are officers of the Fund; or
   (c) both (a) and (b).

                       [This Page Intentional Left Blank]

                       [This Page Intentional Left Blank]

Directors and Officers
--------------------------------------------
Lilia C. Clemente
Director, President and Chief Executive Officer
Leopoldo M. Clemente, Jr.
Director, Executive Vice President and Managing Director
Roberto de Ocampo
Director
John Anthony B. Espiritu
Director
Joseph A. O'Hare, S.J.
Director
Stephen J. Solarz
Director
Florencia Gozon Tarriela
Director
Santiago S. Cua, Jr.
Executive Vice President and Managing Director
Joaquin G. Hofilena
Vice President and Treasurer
Imelda Singzon
Vice President
Maria Distefano
Assistant Secretary

Executive Offices
--------------------------------------------
575 Madison Avenue, New York, NY 10022
For shareholder account inquiries, call
1-800-937-5449.

--------------------------------------------
Investment Adviser
Clemente Capital, Inc.

--------------------------------------------
Administrator
PFPC Inc.

--------------------------------------------
Transfer Agent and Registrar
American Stock Transfer & Trust Company

--------------------------------------------
Custodian
Brown Brothers Harriman & Co.

--------------------------------------------
Legal Counsel
Fulbright & Jaworski L.L.P.

--------------------------------------------
Independent Accountants
PricewaterhouseCoopers LLP

                               SUMMARY OF GENERAL
                                   INFORMATION

--------------------------------------------
THE FUND
    The First Philippine Fund Inc. is a closed-end investment company whose shares have been traded on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in equity securities of Philippine companies. The Fund is managed by Clemente Capital, Inc.


--------------------------------------------
SHAREHOLDER INFORMATION
    Daily market prices for the Fund's shares have been published in the New York Stock Exchange Composite Transactions section of most newspapers under the designation "FtPhil". The Fund's New York Stock Exchange trading symbol is FPF. Net asset value (NAV) and market price information about The First Philippine Fund Inc. shares have been published each Monday in The Wall Street Journal, The New York Times and in other newspapers. For general information visit us at our web site http://www.clementecapital.com. For shareholder account inquiries call 1-800-937-5449.




--------------------------------------------------------------------------------
This report, including the financial information herein, is transmitted to the shareholders of The First Philippine Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
--------------------------------------------------------------------------------





                                [OBJECT OMITTED]




                                 Annual Report

Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed Registrants.

Not applicable.



Item 6. [Reserved]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     On March 27, 2003, the Fund's Board of Directors recommended the liquidation of the Fund. On June 11, 2003, the Fund's shareholders approved the proposal and the Fund commenced its plan of liquidation. As of June 30, 2003, the Fund held only two securities. Since then, the Fund has sold one position and written off the other. On July 29, 2003, the Fund distributed nearly 95% of its net assets to shareholders. The remaining net assets will be held in cash until its final distribution to shareholders.



Item 8. [Reserved]

Item 9. Controls and Procedures.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The First Philippine Fund, Inc.

By (Signature and Title)*           /s/ Lilia C. Clemente
                                    --------------------------------------------
                                    Lilia C. Clemente, Chief Executive Officer
                                    (principal executive officer)

Date                                August 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Lilia C. Clemente
                                    --------------------------------------------
                                    Lilia C. Clemente, Chief Executive Officer
                                    (principal executive officer)

Date                                August 26, 2003


By (Signature and Title)*           /s/ Joaquin G. Hofilena
                                    --------------------------------------------
                                    Joaquin G. Hofilena, Chief Financial Officer
                                    (principal financial officer)

Date                                September 2, 2003



* Print the name and title of each signing officer under his or her signature.